Short-term Borrowing - Summary of Short-term Borrowing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Bank borrowings	¥ 50,000	¥ 30,000